INTEREST BEARING LOANS AND BORROWINGS	6 Months Ended
Jun. 30, 2023
Borrowings [abstract]
INTEREST BEARING LOANS AND BORROWINGS	INTEREST BEARING LOANS AND BORROWINGS
Movements in the six months ended June 30, 2023 are summarized as follows:

(in thousands of $)	December 31, 2022	Proceeds	Repayments	June 30, 2023
Total U.S. dollar denominated floating rate debt	2,184,228	259,375	(222,225)	2,221,377
Total U.S. dollar denominated fixed rate debt	209,700	—	(134,400)	75,300
Debt issuance costs	(23,113)			(21,473)
Accrued interest expense	19,499			19,953
Total debt	2,390,314	259,375	(356,625)	2,295,157
Short-term debt and current portion of long-term debt	277,854			362,547
Long-term portion of debt	2,112,460	259,375	(356,625)	1,932,610

In January 2023, the Company drew down $65.0 million under its senior secured term loan facility with Credit Agricole to partially of the 2023 built VLCC Front Orkla. The facility has a tenor of five years, carries an interest rate of the Secured Overnight Financing Rate ("SOFR") plus Credit Adjustment Spread ("CAS") and a margin of 170 basis points and has an amortization profile of 18 years commencing on the delivery date from the yard. The facility was fully drawn down in January 2023.

In January 2023, the Company drew down $65.0 million under its senior secured term loan facility with KFW to partially finance the delivery of the 2023 built VLCC Front Tyne. The facility has a tenor of five years, carries an interest rate of SOFR plus CAS and a margin of 170 basis points and has an amortization profile of 20 years commencing on the delivery date from the yard. The facility was fully drawn in January 2023.

In May 2023, the Company entered into a senior secured term loan facility in an amount of up to $129.4 million from ING to refinance an existing term loan facility with total balloon payments of $80.1 million due in August 2023. The new facility has a tenor of five years, carries an interest rate of SOFR plus a margin of 180 basis points, and has an amortization profile of 18 years commencing on the delivery date from the yard. The facility includes sustainability margin adjustment linked to the fleet sustainability score. The existing facility carried an interest rate of London Interbank Offered Rate ("LIBOR") plus a margin of 190 basis points. The facility was fully drawn down in June 2023.

In February and June 2023, the Company repaid $60.0 million and $74.4 million, respectively, of its $275.0 million senior unsecured credit facility with an affiliate of Hemen. Up to $199.7 million remains available to be drawn following the repayment.

Due to the discontinuance of LIBOR after June 30, 2023, the Company has entered into amendment agreements (one of which is subject to final documentation) to existing loan agreements with an aggregate outstanding principal of $1,788.4 million as of June 30, 2023, for the transition from LIBOR to SOFR. The weighted average CAS of the amendment agreements is expected to be 16 basis points based on a three-month interest period. The amendments to our loan agreements, which are measured at amortized cost using the effective interest method, are expected to be accounted for as an adjustment to the effective interest rate and will not have a significant effect on the carrying amount of the loans.

Debt issuance costs

The Company has recorded debt issuance costs of $21.5 million as of June 30, 2023 (December 31, 2022: $23.1 million) as a deduction from the carrying amount of the related debt.

Debt restriction

The Company's loan agreements contain loan-to-value clauses, which could require the Company to post additional collateral or prepay a portion of the outstanding borrowings should the value of the vessels securing borrowings under each of such agreements decrease below required levels. In addition, the loan agreements contain certain financial covenants, including the requirement to maintain a certain level of free cash, positive working capital and a value adjusted equity covenant.

The Company was in compliance with all of the financial covenants contained in the Company's loan agreements as of June 30, 2023 and December 31, 2022.

Assets pledged

(in thousands of $)	June 30, 2023	December 31, 2022
Vessels and equipment, net	3,622,087	3,650,325